Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Legal proceeding

On December 6, 2024, Shanghai Jinko Green Energy Enterprise Management Co, Ltd and Zhejiang Jinko Solar Co., Ltd. (collectively “JINKO”) filed with the United States District Court for the Northern District of California, against Abalance Corporation, the Company’s ultimate shareholder, and its seven subsidiaries, including the Company. JINKO alleged that VSUN’s solar panel products (including TOPCON N-type solar panels) allegedly utilize JINKO’s patented technologies without authorization. JINKO asserts that the lawsuit was filed to recover damages for both past and future losses resulting from VSUN’s patent infringement.

Abalance Corporation and its subsidiaries will continue to respect intellectual property rights and has initiated consultations with a specialized U.S. patent law firm regarding this matter. Abalance Corporation and its subsidiaries are thoroughly examining the plaintiff’s claims and demands while asserting the legitimacy of our group’s position in this litigation. At this point, it is difficult to anticipate the potential impact of this lawsuit on the Company’s consolidated financial results.

Capital commitments

As of December 31, 2024, the Company entered into certain construction agreements with vendors to build its plant in Vietnam, Texas and Ethiopia. Future minimum capital payment under non-cancellable agreements are as follows:

Minimum capital payments
For the twelve months ending December 31, 2025	$46,387,655
For the twelve months ending December 31, 2026	4,762,986
For the twelve months ending December 31, 2027	44,405,785
Total	$95,556,426

Contingent consideration

On February 23, 2024, the Company issued 41,000,000 shares of ordinary shares, at par value of $0.0001 per share, to all existing shareholders on a pro rata basis. Among the 41,000,000 shares of ordinary shares, an aggregate of 13,000,000 shares of ordinary shares were deposited with an escrow agent in a segregated escrow account pursuant to an escrow agreement effective upon the closing of Business Combination (Note 1).

The 13,000,000 ordinary shares are determined as contingent consideration in connection with the reverse recapitalization. The number of ordinary shares released from the 13,000,000 ordinary shares depends on the ratio of actual 2024 Audited Net Profit, excluding changes in fair value of Earnout Shares, of PubCo for the fiscal year ending December 31, 2024 as shown on the audited financial statements of PubCo for the fiscal year ending December 31, 2024, to the benchmark amount of $41 million, which precluded from the equity classification under ASC 815. The contingent consideration is classified as a liability, with subsequent changes in fair value charged to the consolidated statements of operations and comprehensive income.

The fair value of Earnout Shares was determined using a Monte Carlo simulation model. This approach took into account (i) the share price on July 1, 2024 and December 31, 2024, (ii) the discount for lack of marketability (“DLOM”). According to the agreement, the share consideration to be issued to the existing equity holders in the business combination will be subject to a lock-up. The lock-up will be staggered, with 50% locked up for 18 months, 30% locked up for 12 months, and 20% lock-up for 6 months and (iii) expected ratio of actual 2024 Audited Net Profit.

The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares on July 1, 2024 and December 31, 2024.

	December 31, 2024	July 1, 2024
Stock price	$3.38	$4.24
Expected volatility (%)	46.89% - 55.37%	40.60% - 46.94%
Expected terms (in years)	0.5 – 1.5	0.5 – 1.5
Expected dividends (%)	0%	0%

The fair value of contingent consideration on July 1, 2024 and December 31, 2024 was estimated at $39,717,000 and $4,617,000, respectively. For the year ended December 31, 2024, the Company recognized a decrease in fair value of $35,100,000 in the consolidated statements of operations and comprehensive income.

Based on the 2024 Audited Net Profit, which excludes changes in fair value of Earnout Shares, the Company expected an aggregate of 1,712,297 Earnout Shares to become vested in full and to be released from the Earnout Escrow Account to the Sellers, and the remaining 11,287,703 Earnout Shares to be surrendered to TOYO for no consideration and cancelled by TOYO after the filing of this annual report.